As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Dynamic Balance Fund
	Security
Shares	Description	Value
Common Stocks - 66.5%
Aerospace & Defense - 1.8%
15,000	Honeywell International, Inc.	$520,500
6,000	L-3 Communications Holdings, Inc.	453,000
		973,500
Auto Components - 2.0%
30,500	Autoliv, Inc.	1,092,205

Capital Markets - 2.4%
25,900	State Street Corp.	1,302,770

Chemicals - 1.7%
3,200	Air Products & Chemicals, Inc.	238,720
5,000	PPG Industries, Inc.	275,000
25,000	RPM International, Inc.	399,000
		912,720
Commercial Banks - 3.4%
18,000	Bancorp Rhode Island, Inc.	397,800
6,000	Bank of Florida Corp. (a)	20,340
12,000	Regions Financial Corp.	53,040
7,138	Southside Bancshares, Inc.	161,602
20,000	Valley National Bancorp	254,400
59,501	Webster Financial Corp.	672,956
10,432	Wells Fargo & Co.	255,167
		1,815,305
Commercial Services & Supplies - 1.0%
27,500	McGrath RentCorp	528,550

Construction Materials - 2.5%
49,199	Eagle Materials, Inc.	1,343,133

Consumer Finance - 0.5%
5,800	The Student Loan Corp.	260,710

Diversified Financial Services - 4.7%
43,041	Bank of America Corp.	636,576
300	CME Group, Inc.	83,649
45,600	JPMorgan Chase & Co.	1,762,440
		2,482,665
Electric Utilities - 2.8%
51,000	Allegheny Energy, Inc.	1,285,710
6,900	American Electric Power Co., Inc.	213,624
		1,499,334
Electrical Equipment - 2.5%
30,000	AMETEK, Inc.	970,800
10,700	Emerson Electric Co.	389,266
		1,360,066
Food & Staples Retailing - 3.4%
200	Arden Group, Inc.	25,290
20,000	CVS Caremark Corp.	669,600
20,000	Sysco Corp.	475,200
20,000	Walgreen Co.	621,000
		1,791,090
Food Products - 1.1%
12,000	Kellogg Co.	570,000

Health Care Equipment & Supplies - 1.1%
8,600	Becton, Dickinson & Co.	560,290

Health Care Providers & Services - 1.1%
13,000	MEDNAX, Inc. (a)	602,550

Hotels, Restaurants & Leisure - 0.6%
10,000	Darden Restaurants, Inc.	323,900

Household Durables - 2.1%
20,000	Ethan Allen Interiors, Inc.	254,600
20,000	Hovnanian Enterprises, Inc. - Class A (a)	64,000
28,000	Lennar Corp. - Class A	331,520
30,000	Pulte Homes, Inc.	341,100
32,000	Standard Pacific Corp. (a)	110,080
		1,101,300
Household Products - 1.0%
4,000	Clorox Co.	244,040
4,000	Colgate-Palmolive Co.	289,760
		533,800
Industrial Conglomerates - 3.2%
10,000	3M Co.	705,200
74,600	General Electric Co.	999,640
		1,704,840
Insurance - 0.9%
20,000	Ambac Financial Group, Inc.	15,000
5,000	Chubb Corp.	230,900
12,227	Fidelity National Financial, Inc. - Class A	175,457
13,100	MBIA, Inc. (a)(b)	54,889
		476,246
IT Services - 0.2%
5,374	Fidelity National Information Services, Inc.	125,859

Machinery - 2.8%
15,200	Ingersoll-Rand PLC	438,976
14,800	Lincoln Electric Holdings, Inc.	627,224
12,000	PACCAR, Inc.	415,800
		1,482,000
Media - 0.9%
15,000	The McGraw-Hill Companies, Inc.	470,250

Oil, Gas & Consumable Fuels - 5.9%
54,000	CONSOL Energy, Inc.	1,918,620
8,000	El Paso Pipeline Partners LP	155,280
13,000	Hess Corp.	717,600
20,000	Penn Virginia Corp.	384,200
		3,175,700
Pharmaceuticals - 3.7%
7,000	Abbott Laboratories	314,930
27,000	Johnson & Johnson	1,644,030
		1,958,960
Real Estate Investment Trusts - 9.1%
20,000	Annaly Capital Management, Inc.	337,000
15,000	Boston Properties, Inc.	793,500
100,000	CBL & Associates Properties, Inc.	594,000
37,500	Cogdell Spencer, Inc.	168,000
13,805	Developers Diversified Realty Corp.	77,446
45,000	DiamondRock Hospitality Co.	304,200
10,000	Mack-Cali Realty Corp.	279,100
12,700	ProLogis	111,633
23,513	Simon Property Group, Inc.	1,310,144
42,271	Sunstone Hotel Investors, Inc.	235,027
5,000	Ventas, Inc.	176,500
30,000	Weingarten Realty Investors	462,900
		4,849,450
Real Estate Management & Development - 0.2%
8,433	Forestar Group, Inc. (a)	109,798

Road & Rail - 1.2%
15,000	Norfolk Southern Corp.	648,750

Thrifts & Mortgage Finance - 0.7%
75,600	Fannie Mae	43,848
8,433	Guaranty Financial Group, Inc. (a)	1,012
31,500	New York Community Bancorp, Inc.	344,610
		389,470
Trading Companies & Distributors - 0.7%
15,000	WESCO International, Inc. (a)	370,350

Water Utilities - 1.3%
31,200	SJW Corp.	699,504
	Total Common Stocks (Cost $49,344,328)	35,515,065

Investment Companies - 0.1%
7,406	Medallion Financial Corp.	58,137
	Total Investment Companies (Cost $63,434)	58,137

Principal
Amount
Bonds and Notes - 19.3%
U.S. Treasury Bonds - 15.2%
$3,000,000	6.000%, 02/15/2026	3,627,189
4,000,000	5.250%, 11/15/2028	4,497,504
		8,124,693
U.S. Treasury Notes - 4.1%
2,000,000	5.000%, 08/15/2011	2,157,658
	Total Bonds and Notes (Cost $10,023,453)	10,282,351

Shares
Short-Term Investments - 13.9%
7,412,819	Federated Treasury Obligations Fund	7,412,819
	Total Short-Term Investments (Cost $7,412,819)	7,412,819
	Total Investments (Cost $66,844,034) - 99.8%	53,268,372
	Other Assets in Excess of Liabilities - 0.2%	128,206
	TOTAL NET ASSETS - 100.0%	$53,396,578

Schedule of Written Option Contracts
July 31, 2009 (Unaudited)
Alpine Dynamic Balance Fund

Contracts (100 shares	Security
per contract)	Description	Value
Call Options
131	MBIA, Inc.
	Expiration: September, 2009,	$3,930
	Exercise Price: $5.00
	Total Written Option Contracts (Premiums received $3,879)	$3,930

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for written option contracts.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,515,065	$ -	$ -	$ 35,515,065
Investment Companies	58,137	-	-	58,137
Bonds and Notes	-	10,282,351	-	10,282,351
Short-Term Investments	7,412,819	-	-	7,412,819
Total Investments	$ 42,986,021	$ 10,282,351	$ -	$ 53,268,372

Written Option Contracts	$ 3,930	$ -	$ -	$ 3,930

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Dynamic Dividend Fund
	Security
Shares	Description	Value
Common Stocks - 91.5%
Banks - 2.1%
10,287,300	Bank Of China, Ltd.	$5,123,706
6,467,700	China Construction Bank Corp.	5,215,853
26,200	Standard Chartered PLC	621,913
		10,961,472
Capital Goods - 5.9%
250,800	Atlas Copco AB	2,989,024
125,600	Deere & Co.	5,493,744
191,727	Gamesa Corp. Tecnologica SA	4,148,196
547,500	Mitsubishi Corp.	10,935,535
51,000	Outotec Oyj	1,208,834
119,700	United Technologies Corp.	6,520,059
		31,295,392
Commercial & Professional Services - 0.8%
2	De La Rue	28
225,070	Healthcare Services Group, Inc.	4,202,057
		4,202,085
Consumer Durables & Apparel - 0.8%
56,500	Snap-On, Inc.	2,013,095
38,629	VF Corp.	2,498,910
		4,512,005
Consumer Services - 1.4%
31,500	Darden Restaurants, Inc.	1,020,285
112,300	McDonald's Corp.	6,183,238
		7,203,523
Diversified Financials - 7.7%
1,500,000	Anglo Irish Bank Corp. PLC (a)	0
233,500	Bank of America Corp.	3,453,465
23,000	The Goldman Sachs Group, Inc.	3,755,900
305,100	JPMorgan Chase & Co.	11,792,115
1,939,492	Man Group	8,966,230
249,500	Morgan Stanley	7,110,750
555,700	Och-Ziff Capital Management Group, LLC	5,790,394
		40,868,854
Energy - 11.0%
56,500	Anadarko Petroleum Corp.	2,723,300
58,685	Diamond Offshore Drilling, Inc.	5,274,021
57,300	Halliburton Co.	1,265,757
201,000	Hess Corp.	11,095,200
226,100	Massey Energy Co.	6,014,260
219,000	Peabody Energy Corp.	7,251,090
187,500	Petroleo Brasileiro SA - ADR	7,732,500
145,400	Schlumberger, Ltd.	7,778,900
555,500	SeaDrill, Ltd. (a)	8,917,798
		58,052,826
Food & Staples Retailing - 0.9%
95,400	Wal-Mart Stores, Inc.	4,758,552

Food, Beverage & Tobacco - 5.8%
205,200	Altria Group, Inc.	3,597,156
196,800	Kraft Foods, Inc. - Class A	5,577,312
158,100	Molson Coors Brewing Co.	7,147,701
102,900	PepsiCo, Inc.	5,839,575
172,400	The J.M. Smucker Co.	8,625,172
		30,786,916
Health Care Equipment & Services - 4.0%
68,000	Alcon, Inc.	8,676,800
95,500	Baxter International, Inc.	5,383,335
333,425	Meridian Bioscience, Inc.	7,342,018
		21,402,153
Household & Personal Products - 3.6%
355,746	Avon Products, Inc.	11,519,055
94,900	Colgate-Palmolive Co.	6,874,556
14,800	Oriflame Cosmetics SA - SDR	734,258
		19,127,869
Materials - 14.0%
375,300	AK Steel Holding Corp.	7,382,151
1,350,100	Aquarius Platinum, Ltd.	5,863,725
114,700	Arcelormittal SA Luxembourg - ADR	4,133,788
91,100	BHP Billiton, Ltd. - ADR	5,735,656
196,700	Cliffs Natural Resources, Inc.	5,387,613
481,916	Fertilizantes Fosfatados (a)	4,543,427
170,297	Impala Platinum Holdings, Ltd.	4,125,533
530,803	Israel Chemicals, Ltd.	6,046,233
44,600	K&S AG	2,503,311
115,500	Monsanto Co.	9,702,000
110,100	Nucor Corp.	4,896,147
103,300	Sonoco Products Co.	2,735,384
232,200	Teck Resources, Ltd. (a)	6,104,538
131,200	United States Steel Corp.	5,215,200
		74,374,706
Media - 2.8%
167,600	CBS Corporation - Class B	1,372,644
287,600	Comcast Corp. - Class A	4,273,736
735,258	Regal Entertainment Group - Class A	9,146,610
1	Time Warner Cable, Inc.	33
		14,793,023
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
25,800	Abbott Laboratories	1,160,742
42,700	Johnson & Johnson	2,600,003
		3,760,745
Real Estate - 4.7%
197,900	BR Malls Participacoes SA (a)	2,057,757
1,753,300	C C Land Holdings, Ltd.	1,316,659
1,672,600	KWG Property Holdings, Ltd.	1,275,480
312,600	MRV Engenharia	5,319,601
374,500	PDG Realty SA	5,319,172
1,198,974	Sino-Ocean Land Holdings	1,280,956
856,600	Westfield Group	8,117,019
		24,686,644
Retailing - 3.0%
173,100	The Buckle, Inc.	5,355,714
593,100	Foot Locker, Inc.	6,571,548
71,900	Genuine Parts Co.	2,546,698
42,700	TJX Companies, Inc.	1,547,021
		16,020,981
Semiconductors & Semiconductor Equipment - 4.8%
420,500	Intel Corp.	8,094,625
198,100	Linear Technology Corp.	5,322,947
442,500	Microchip Technology, Inc.	11,916,525
2,420	Taiwan Semiconductor Manufacturing, Ltd. - ADR	25,342
		25,359,439
Software & Services - 2.8%
470,200	Cia Brasileira de Meios de Pagamento (a)	4,511,097
437,400	Microsoft Corp.	10,287,648
		14,798,745
Technology Hardware & Equipment - 2.7%
126,500	Hewlett-Packard Co.	5,477,450
43,900	International Business Machines Corp.	5,177,127
83,800	QUALCOMM, Inc.	3,872,398
		14,526,975
Telecommunication Services - 3.9%
172,400	AT&T, Inc.	4,522,052
112,400	CenturyTel, Inc.	3,528,236
99,483	China Mobile, Ltd. - ADR	5,219,873
282,920	Chunghwa Telecom Co., Ltd. - ADR	4,939,783
318,700	Frontier Communications Corp.	2,230,900
		20,440,844
Transportation - 1.2%
36,100	CSX Corp.	1,448,332
117,500	Norfolk Southern Corp.	5,081,875
		6,530,207
Utilities - 6.9%
484,100	Endesa SA	12,861,311
87,000	FPL Group, Inc.	4,930,290
215,700	ITC Holdings Corp.	10,288,890
339,600	Light SA	4,423,036
171,700	Northeast Utilities	3,950,817
		36,454,344
	Total Common Stocks (Cost $479,819,945)	484,918,300

Equity-Linked Structured Notes - 3.0%
2,681,300	Citigroup, Inc. - Quanta Computer, Inc. (a)	5,075,248
1,399,100	Citigroup, Inc. - Synnex Technology International (a)	2,716,492
429,500	JPMorgan Chase & Co. - Gemtek Technology Corp. (a)	726,588
285,967	JPMorgan Chase & Co. - TTY Biopharm Co. (a)	971,876
636,800	JPMorgan Chase & Co. - Wistron Corp. (a)	1,269,407
28,329	Macquarie Group, Ltd. - Acer, Inc. (a)	59,753
918,400	Macquarie Group, Ltd. - Novatek Microelectronics Corp. (a)	2,569,773
962,951	Macquarie Group, Ltd - Powertech Technology, Inc. (a)	2,582,897
37,908	Macquarie Group, Ltd. - Taiwan Semiconductor Manufacturing, Ltd. (a)	68,056
	Total Equity-Linked Structured Notes (Cost $16,927,125)	16,040,090

Short-Term Investments - 3.1%
984	Alpine Municipal Money Market Fund	984
16,179,162	Federated Treasury Obligations Fund (b)	16,179,162
	Total Short-Term Investments (Cost $16,180,146)	16,180,146
	Total Investments (Cost $512,927,216) - 97.6%	517,138,536
	Other Assets in Excess of Liabilities - 2.4%	12,726,520
	TOTAL NET ASSETS - 100.0%	$529,865,056

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for swap contracts.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2		Level 3		Total
Common Stocks	$ 480,374,873	$ 4,543,427	(1)	$ 0	(2)	$ 484,918,300
Equity-Linked Structured Notes	-	16,040,090		-		16,040,090
Short-Term Investments	16,180,146	-		-		16,180,146
Total Investments	$ 496,555,019	$ 20,583,517		$ -		$ 517,138,536

Swap Contracts*	$ -	$ 2,329,805		$ -		$ 2,329,805

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument. These instruments are not reflected in the Schedule of Portfolio Investments.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Materials	$ 4,543,427

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Diversified Financials	$ 0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 10/31/08	$ -
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(278,282)
Net purchases (sales)	-
Transfers in and / or out of Level 3	278,282
Balance as of 7/31/09	$ -

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Dynamic Financial Services Fund

	Security
Shares	Description	Value
Common Stocks - 89.0%
Capital Markets - 22.1%
30,850	BGC Partners, Inc.	$140,984
20,000	Blackstone Group LP	225,200
19,700	Cowen Group, Inc. (a)	144,992
10,000	Fortress Investment Group LLC	39,900
18,500	GFI Group, Inc.	119,325
2,000	Greenhill & Co., Inc.	150,640
2,000	Investment Technology Group, Inc. (a)	44,700
10,000	JMP Group, Inc.	88,700
1,000	Legg Mason, Inc.	28,140
25,100	MF Global Ltd. (a)	160,138
2,000	Och-Ziff Capital Management Group LLC	20,840
7,500	OptionsXpress Holdings, Inc.	135,525
38,489	Sanders Morris Harris Group, Inc.	224,391
6,900	Thomas Weisel Partners Group, Inc. (a)	29,325
4,000	TradeStation Group, Inc. (a)	29,960
		1,582,760
Commercial Banks - 31.4%
75,000	Banco do Estado do Rio Grande do Sul SA	349,725
26,600	Banco Panamericano SA	71,713
1,000	Bancorp Rhode Island, Inc.	22,100
12,400	Bank of Florida Corp. (a)	42,036
2,428	Barclays PLC	12,261
15,000	California United Bank (a)	148,125
4,000	Cardinal Financial Corp.	31,160
50,000	Centerstate Banks, Inc.	349,500
21,194	Citizens First Corp.	103,851
66,667	CoBiz Financial, Inc.	300,668
4,700	Community National Bank of the Lakeway Area (a)	18,212
4,000	First Business Financial Services, Inc.	38,620
1,260	First Community Bank Corp. of America (a)	4,882
14,500	Heritage Commerce Corp.	59,015
930	MB Financial, Inc.	12,787
10,200	New Centry Bancorp, Inc. (a)	63,393
2,000	North Valley Bancorp	8,750
2,375	Old Point Financial Corp.	41,824
12,042	Pacific Mercantile Bancorp (a)	39,137
2,000	Pinnacle Financial Partners, Inc. (a)	31,200
568	PNC Financial Services Group	20,823
3,120	Rurban Financial Corp.	22,370
2,388	The South Financial Group, Inc.	3,845
13,750	Southern National Bancorp of Virginia, Inc. (a)	106,563
5,000	State Bancorp, Inc.	44,100
2,500	Sterling Bancorp	20,175
7,500	Sterling Bancshares, Inc.	60,525
6,000	Summit State Bank	45,000
500	Superior Bancorp (a)	1,385
20,000	Synovus Financial Corp.	70,200
15,000	Tidelands Bancshares, Inc. (a)	51,000
2,430	Valley Commerce Bancorp (a)	18,237
1,000	Wintrust Financial Corp.	26,150
1,974	Yadkin Valley Financial Corp.	13,581
		2,252,913
Commercial Services & Supplies - 0.4%
3,500	Experian Group, Ltd.	28,882

Diversified Financial Services - 15.6%
7,124	BM&F Bovespa SA	46,049
125,000	Bolsa Mexicana de Valores SA de CV (a)	125,009
665	CME Group, Inc.	185,422
5,173	Interactive Brokers Group, Inc. (a)	97,201
4,315	IntercontinentalExchange, Inc. (a)	405,869
7,000	The NASDAQ OMX Group, Inc. (a)	147,910
4,000	NYSE Euronext	107,800
		1,115,260
Industrial Conglomerates - 1.3%
7,000	General Electric Co.	93,800

Insurance - 1.8%
8,000	CRM Holdings, Ltd. (a)	8,720
4,700	Tower Group, Inc.	117,359
		126,079
Internet Software & Services - 2.2%
275,618	Goldleaf Financial Solutions, Inc. (a)	157,102

IT Services - 3.4%
14,900	Cia Brasileira de Meios de Pagamento (a)	142,951
15,000	Online Resources Corp. (a)	99,150
		242,101
Thrifts & Mortgage Finance - 9.6%
30,400	Alliance Bancorp, Inc. of Pennsylvania	264,480
1,700	Astoria Financial Corp.	16,507
6,846	Berkshire Hills Bancorp, Inc.	156,500
5,000	Central Federal Corp.	11,150
2,144	Fidelity Bancorp, Inc.	14,536
10,000	First Keystone Financial, Inc. (a)	90,000
5,895	First Pactrust Bancorp, Inc.	47,160
1,100	Parkvale Financial Corp.	9,570
10,000	United Western Bancorp, Inc.	79,800
		689,703
Transportation Infrastructure - 1.2%
13,000	CAI International, Inc. (a)	85,020
	Total Common Stocks (Cost $11,030,869)	6,373,620

Investment Companies - 7.5%
30,000	Allied Capital Corp.	119,700
950	Direxion Daily Financial Bear 3X Shares (a)	32,614
4,000	Direxion Daily Large Cap Bear 3X Shares (a)	110,720
10,000	Pennymac Mortgage Investment Trust (a)	188,000
2,500	ProShares UltraShort Financials	85,800
	Total Investment Companies (Cost $1,133,769)	536,834

Short-Term Investments - 6.1%
439,725	Federated Treasury Obligations Fund	439,725
	Total Short-Term Investments (Cost $439,725)	439,725
	Total Investments (Cost $12,604,363) - 102.6%	7,350,179
	Liabilities in Excess of Other Assets - (2.6)%	(187,620)
	TOTAL NET ASSETS - 100.0%	$7,162,559

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2		Level 3	Total
Common Stocks	$ 5,518,624	$ 854,996	(1)	$ -	$ 6,373,620
Investment Companies	536,834	-		-	536,834
Short-Term Investments	439,725	-		-	439,725
Total Investments	$ 6,495,183	$ 854,996		$ -	$ 7,350,179

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Commercial Banks	$ 438,820
Thrifts & Mortgage Finance	416,176
$ 854,996

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Dynamic Innovators Fund

	Security
Shares	Description	Value
Common Stocks - 113.3%
Aerospace & Defense - 4.4%
4,000	Aerovironment, Inc. (a)	$113,760
15,000	BE Aerospace, Inc. (a)	242,400
10,000	Hexcel Corp. (a)	102,100
		458,260
Auto Components - 2.8%
32,857	Westport Innovations, Inc. - ADR (a)	295,858

Chemicals - 5.1%
7,000	Air Products & Chemicals, Inc.	522,200
5,000	Flotek Industrials, Inc. (a)	9,400
		531,600
Commercial Banks - 2.0%
11,000	SunTrust Banks, Inc.	214,500

Communications Equipment - 1.1%
30,000	Alvarion, Ltd. (a)	118,200

Computers & Peripherals - 12.4%
5,000	Hewlett-Packard Co.	216,500
33,000	Logitech International SA (a)	552,420
26,000	Stratasys, Inc. (a)	410,280
5,000	Synaptics, Inc. (a)	119,850
		1,299,050
Diversified Financial Services - 5.1%
500	CME Group, Inc.	139,415
8,500	Portfolio Recovery Associates, Inc. (a)	392,275
		531,690
Electrical Equipment - 5.5%
35,000	LSI Industries, Inc.	227,150
57,000	PowerSecure International, Inc. (a)	344,850
		572,000
Electronic Equipment, Instruments & Components - 11.6%
21,000	FLIR Systems, Inc. (a)	451,290
13,000	Itron, Inc. (a)	678,210
9,975	MOCON, Inc.	81,695
		1,211,195
Energy Equipment & Services - 0.6%
25,000	ION Geophysical Corp. (a)	67,250

Health Care Equipment & Supplies - 19.3%
10,000	Abiomed, Inc. (a)	75,500
4,000	Alcon, Inc.	510,400
10,000	ArthroCare Corp. (a)	135,000
2,800	Intuitive Surgical, Inc. (a)	636,496
10,000	Medtronic, Inc.	354,200
19,846	Synovis Life Technologies, Inc. (a)	306,621
		2,018,217
Health Care Providers & Services - 10.4%
10,000	Chindex International, Inc. (a)	130,300
3,000	HMS Holdings Corp. (a)	115,200
28,000	inVentiv Health, Inc. (a)	429,520
8,000	MEDNAX, Inc. (a)	370,800
10,000	NightHawk Radiology Holdings, Inc. (a)	48,300
		1,094,120
Health Care Technology - 1.9%
5,000	Allscripts Healthcare Solutions, Inc.	86,150
2,000	Quality Systems, Inc.	109,780
		195,930
Hotels, Restaurants & Leisure - 2.4%
10,000	Life Time Fitness, Inc. (a)	254,500

Internet & Catalog Retail - 4.9%
4,000	Priceline.com, Inc. (a)	518,480

IT Services - 1.4%
5,000	Redecard SA - ADR (b)	147,977

Life Sciences Tools & Services - 11.0%
10,000	Charles River Laboratories International, Inc. (a)	330,700
11,000	Life Technologies Corp. (a)	500,830
55,216	Sequenom, Inc. (a)	318,044
		1,149,574
Machinery - 5.6%
4,000	Flowserve Corp.	323,080
5,391	Middleby Corp. (a)	263,620
		586,700
Metals & Mining - 0.7%
125,000	Imdex Ltd.	70,567

Software - 5.1%
16,400	Ansys, Inc. (a)	512,664
8,000	Scientific Learning Corp. (a)	17,440
		530,104
	Total Common Stocks (Cost $16,970,065)	11,865,772

Short-Term Investments - 0.0%
907	Federated Treasury Obligations Fund	907
	Total Short-Term Investments (Cost $907)	907
	Total Investments (Cost $16,970,972) - 113.3%	11,866,679
	Liabilities in Excess of Other Assets - (13.3)%	(1,396,405)
	TOTAL NET ASSETS - 100.0%	$10,470,274

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Securities restricted under Rule 144A comprised 1.4% of the Fund's net assets.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,865,772	$ -	$ -	$ 11,865,772
Short-Term Investments	907	-	-	907
Total Investments	$ 11,866,679	$ -	$ -	$ 11,866,679

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Dynamic Transformations Fund

	Security
Shares	Description	Value
Common Stocks - 88.6%
Aerospace & Defense - 3.3%
1,500	Aerovironment, Inc. (a)	$42,660
4,000	BE Aerospace, Inc. (a)	64,640
		107,300
Auto Components - 8.1%
6,000	Autoliv, Inc.	214,860
10,000	Exide Technologies (a)	48,700
		263,560
Chemicals - 3.8%
10,000	Flotek Industries, Inc. (a)	18,800
2,000	Mosaic Co.	104,300
		123,100
Commercial Banks - 2.6%
1,000	PNC Financial Services Group, Inc.	36,660
1,991	Wells Fargo & Co.	48,700
		85,360
Commercial Services & Supplies - 4.4%
2,700	Clean Harbors, Inc. (a)	140,859

Computers & Peripherals - 6.4%
3,000	Hewlett-Packard Co.	129,900
5,000	Stratasys, Inc. (a)	78,900
		208,800
Diversified Financial Services - 4.3%
500	CME Group, Inc.	139,415

Electronic Equipment, Instruments & Components - 3.3%
4,940	FLIR Systems, Inc. (a)	106,160

Health Care Equipment & Supplies - 9.4%
10,000	ABIOMED, Inc. (a)	75,500
1,000	Intuitive Surgical, Inc. (a)	227,320
		302,820
Health Care Providers & Services - 3.6%
3,000	Emergency Medical Services Corp. (a)	117,420

Hotels, Restaurants & Leisure - 2.7%
5,000	Starbucks Corp. (a)	88,500

Household Durables - 6.2%
3,000	Pulte Homes, Inc.	34,110
3,000	Ryland Group, Inc.	59,910
3,000	Snap-On, Inc.	106,890
		200,910
Industrial Conglomerates - 1.4%
3,300	General Electric Co.	44,220

Internet & Catalog Retail - 6.0%
1,500	Priceline.com, Inc. (a)	194,430

Machinery - 15.8%
7,300	Ingersoll-Rand PLC	210,824
10,000	Pall Corp.	300,800
		511,624
Metals & Mining - 4.6%
3,000	Walter Energy, Inc.	148,080

Oil, Gas & Consumable Fuels - 2.2%
2,000	CONSOL Energy, Inc.	71,060

Real Estate Investment Trusts - 0.5%
1,095	Walter Investment Management Corp. (a)	14,728
Total Common Stocks (Cost $3,486,929)		2,868,346

Short-Term Investments - 11.3%
364,286	Federated Treasury Obligations Fund	364,286
	Total Short-Term Investments (Cost $364,286)	364,286
	Total Investments (Cost $3,851,215) - 99.9%	3,232,632
	Other Assets in Excess of Liabilities - 0.1%	4,882
	TOTAL NET ASSETS - 100.0%	$3,237,514

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,868,346	$ -	$ -	$ 2,868,346
Short-Term Investments	364,286	-	-	364,286
Total Investments	$ 3,232,632	$ -	$ -	$ 3,232,632

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Accelerating Dividend Fund

	Security
Shares	Description	Value
Common Stocks - 91.4%
Aerospace & Defense - 5.1%
400	General Dynamics Corp.	$22,156
100	L-3 Communications Holdings, Inc.	7,550
500	United Technologies Corp.	27,235
		56,941
Chemicals - 8.3%
350	Air Products & Chemicals, Inc.	26,110
350	Praxair, Inc.	27,363
800	Sigma-Aldrich Corp.	40,600
		94,073
Commercial Banks - 0.7%
400	SunTrust Banks, Inc.	7,800

Commercial Services & Supplies - 2.7%
1,100	Waste Management, Inc.	30,921

Communications Equipment - 2.2%
800	Harris Corp.	25,048

Containers & Packaging - 2.9%
1,250	Sonoco Products Co.	33,100

Diversified Consumer Services - 1.9%
1,200	Hillenbrand, Inc.	21,744

Diversified Financial Services - 1.7%
500	JPMorgan Chase & Co.	19,325

Diversified Telecommunication Services - 1.9%
800	AT&T, Inc.	20,984

Electric Utilities - 4.3%
300	Companhia de Transmissao de Energia Electrica Paulista	7,591
600	Exelon Corp.	30,516
800	Light SA	10,419
		48,526
Electrical Equipment - 1.9%
600	Emerson Electric Co.	21,828

Food & Staples Retailing - 4.7%
1,250	Sysco Corp.	29,700
750	Walgreen Co.	23,288
		52,988
Food Products - 8.7%
1,150	Campbell Soup Co.	35,684
625	General Mills, Inc.	36,819
500	The J.M. Smucker Co.	25,015
		97,518
Health Care Equipment & Supplies - 7.8%
350	Alcon, Inc.	44,660
400	Becton, Dickinson & Co.	26,060
500	DENTSPLY International, Inc.	16,675
		87,395
Household Durables - 1.6%
500	Snap-On, Inc.	17,815

Household Products - 6.0%
200	Colgate-Palmolive Co.	14,488
550	Kimberly-Clark Corp.	32,148
700	WD-40 Co.	21,161
		67,797
Independent Power Producers & Energy Traders - 0.5%
500	AES Tiete SA	5,386

Industrial Conglomerates - 1.7%
650	Tyco International Ltd.	19,643

Insurance - 4.3%
500	Arthur J. Gallagher & Co.	11,450
800	Chubb Corp.	36,944
		48,394
IT Services - 3.4%
500	Automatic Data Processing, Inc.	18,625
2,000	Cia Brasileira de Meios de Pagamento (a)	19,188
		37,813
Media - 1.4%
1,100	Comcast Corp.	16,346

Multi-Utilities - 1.5%
400	Wisconsin Energy Corp.	17,188

Oil, Gas & Consumable Fuels - 7.5%
300	Anadarko Petroleum Corp.	14,460
500	Chevron Corp.	34,735
400	El Paso Pipeline Partners LP	7,764
250	Hess Corp.	13,800
200	Occidental Petroleum Corp.	14,268
		85,027
Pharmaceuticals - 0.8%
200	Abbott Laboratories	8,998

Road & Rail - 4.7%
400	Burlington Northern Santa Fe Corporation	31,436
500	Norfolk Southern Corp.	21,625
		53,061
Semiconductor & Semiconductor Equipment - 2.2%
900	Linear Technology Corp.	24,183

Specialty Retail - 1.0%
1,000	Foot Locker, Inc.	11,080
	Total Common Stocks (Cost $955,399)	1,017,945

Short-Term Investments- 6.6%
74,117	Federated Treasury Obligations Fund	74,117
	Total Short-Term Investments (Cost $74,117)	74,117
	Total Investments (Cost $1,029,516) - 98.0%	1,105,039
	Other Assets in Excess of Liabilities - 2.0%	22,304
	TOTAL NET ASSETS - 100.0%	$1,127,343

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,017,945	$ -	$ -	$ 1,017,945
Preferred Stocks	12,977			12,977
Short-Term Investments	74,117	-	-	74,117
Total Investments	$ 1,105,039	$ -	$ -	$ 1,105,039

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Dynamic
Balance Fund
Cost of investments	$66,870,746
Gross unrealized appreciation	5,229,602
Gross unrealized depreciation	(18,831,976)
Net unrealized depreciation	($13,602,374)

Dynamic
Dividend Fund
Cost of investments	$523,878,764
Gross unrealized appreciation	48,563,759
Gross unrealized depreciation	(55,303,987)
Net unrealized depreciation	($6,740,228)

Dynamic Financial
Services Fund
Cost of investments	$12,852,607
Gross unrealized appreciation	192,473
Gross unrealized depreciation	(5,694,901)
Net unrealized depreciation	($5,502,428)

Dynamic
Innovators Fund
Cost of investments	$17,081,415
Gross unrealized appreciation	864,998
Gross unrealized depreciation	(6,079,734)
Net unrealized depreciation	($5,214,736)

Dynamic
Transformations Fund
Cost of investments	$3,851,215
Gross unrealized appreciation	287,359
Gross unrealized depreciation	(905,942)
Net unrealized depreciation	($618,583)

Accelerating
Dividend Fund
Cost of investments	$1,029,516
Gross unrealized appreciation	89,602
Gross unrealized depreciation	(14,079)
Net unrealized appreciation	$75,523

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date     9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date    9/29/09

By (Signature and Title) /s/ Meimei Li
                                                 Meimei Li, Treasurer

Date    9/29/09